Loss per share - Schedule of Basic and Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss for the period (in thousands of euros)	€ (47,063)	€ (33,590)	€ (50,915)
Weighted average number of shares (in shares)	34,733,418,000	24,385,827,000	21,631,514,000
Basic loss per share (in euro per share)	€ (1.35)	€ (1.38)	€ (2.35)
Diluted loss per share (in euro per share)	€ (1.35)	€ (1.38)	€ (2.35)